Dividends_Details of dividend approved and paid (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Dividends [Abstract]
Dividend paid	₩ 260,017	₩ 505,587
Dividend paid per share	₩ 360	₩ 700